Stock Options (Details) - CAD ($)		3 Months Ended
	Sep. 01, 2021	Jan. 31, 2023	Jan. 31, 2022
Stock Options (Details) [Line Items]
Fair value of stock options (in Dollars)		$ 132,338	$ 218,974
Weighted average exercise price per share (in Dollars per share)		$ 3.02
Stock Options [Member]
Stock Options (Details) [Line Items]
Issued and outstanding common shares	2.00%
Top of Range [Member]
Stock Options (Details) [Line Items]
Issued and outstanding common shares	5.00%
Bottom of Range [Member]
Stock Options (Details) [Line Items]
Issued and outstanding common shares	2.00%